INTANGIBLE ASSETS - Disclosure of detailed information about Intangible assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0
Ending balance	549,679	$ 0
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	549,679
Drone X1 System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Shoe Scanner [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Wi Ti [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	1,240,781
Additions	657,094	30,000
Impairment		(1,315,678)
Foreign currency translation adjustment		44,897
Ending balance	657,094	0
Cost [Member] | Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	657,094	0
Impairment		0
Foreign currency translation adjustment		0
Ending balance	657,094	0
Cost [Member] | Drone X1 System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	868,547
Additions	0	0
Impairment		(900,260)
Foreign currency translation adjustment		31,713
Ending balance	0	0
Cost [Member] | Shoe Scanner [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	0	30,000
Impairment		(29,592)
Foreign currency translation adjustment		(408)
Ending balance	0	0
Cost [Member] | Wi Ti [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		372,234
Additions		0
Impairment		(385,826)
Foreign currency translation adjustment		13,592
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	(107,415)
Ending balance	(107,415)	0
Accumulated amortization [Member] | Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	(107,415)
Ending balance	(107,415)	0
Accumulated amortization [Member] | Drone X1 System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0
Ending balance	0	0
Accumulated amortization [Member] | Shoe Scanner [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0
Ending balance	0	0
Accumulated amortization [Member] | Wi Ti [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0
Ending balance	$ 0	$ 0